EXPLANATORY NOTE

The sole purpose of this filing is to file as an exhibit to the registration statement of Exchange Listed Funds Trust (the “Trust”), supplemental risk/return summary information, in interactive data format, for the Trust’s James Purpose Based Investment ETF (formerly, the James Biblically Responsible Investment ETF).